INCOME TAX CREDIT (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecognised deferred tax assets - continuing operations
Increase in net operating losses	$ 167	$ 841
Increase (Decrease) in net operating losses	$ 1,601	$ 3,964
Increase (Decrease) in net operating losses, percentage	24.13%	13.21%
USA [Member]
Unrecognised deferred tax assets - continuing operations
Increase in net operating losses	$ 1,105	$ 1,117
Increase in net operating losses, percentage	16.66%	3.72%
Temporary differences		$ 129
Temporary differences, percentage		0.43%
Brazil [Member]
Unrecognised deferred tax assets - continuing operations
Increase (Decrease) in net operating losses	$ (502)	$ 608
Increase (Decrease) in net operating losses, percentage	(7.57%)	2.03%
Luxembourg [Member]
Unrecognised deferred tax assets - continuing operations
Increase (Decrease) in net operating losses	$ 544
Increase (Decrease) in net operating losses, percentage	8.20%
UK [Member]
Unrecognised deferred tax assets - continuing operations
Increase (Decrease) in net operating losses	$ 2
Increase (Decrease) in net operating losses, percentage	(0.03%)
Ireland [Member]
Unrecognised deferred tax assets - continuing operations
Increase (Decrease) in net operating losses	$ 452	$ 2,110
Increase (Decrease) in net operating losses, percentage	6.81%	7.03%